Loans (Tables)	12 Months Ended
Dec. 31, 2014
Composition of Net Loans

The composition of loans, net at December 31, 2014 and 2013 is as follows:

	2014	2013
	(In Thousands)
Real Estate:
Land Development and Construction	$43,233	$27,224
Farmland	26,463	29,634
1-4 Family Mortgages	104,170	105,489
Commercial Real Estate	151,746	145,369

Total Real Estate Loans	325,612	307,716

Business Loans:
Commercial and Industrial Loans	38,333	55,813
Farm Production and other Farm Loans	1,035	1,308

Total Business Loans	39,368	57,121

Consumer Loans:
Credit Cards	1,075	1,087
Other Consumer Loans	25,440	26,744

Total Consumer Loans	26,515	27,831

Total Gross Loans	391,495	392,668

Unearned income	(535)	(485)
Allowance for loan losses	(6,542)	(8,078)

Loans, net	$384,418	$384,105

Activity in Related Party Loans

Activity in related party loans during 2014 is presented in the following table.

Balance outstanding at December 31, 2013	$1,326,327

Principal additions	3,770,089

Principal reductions	(957,059)

Balance outstanding at December 31, 2014	$4,139,357

Year-End Non-Accrual Loans, Segregated by Class of Loans

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2014	2013
	(in thousands)
Real Estate:
Land Development and Construction	$92	$136
Farmland	222	352
1-4 Family Mortgages	1,905	1,866
Commercial Real Estate	9,444	8,894

Total Real Estate Loans	11,663	11,248

Business Loans:
Commercial and Industrial Loans	70	2,224
Farm Production and other Farm Loans	—	—

Total Business Loans	70	2,224

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	133	120

Total Consumer Loans	133	120

Total Non-Accrual Loans	$11,854	$13,592

Age Analysis of Past Due Loans, Segregated by Class

An age analysis of past due loans, segregated by class of loans, as of December 31, 2014 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$578	$—	$578	$42,655	$43,233	$—
Farmland	889	17	906	25,557	26,463	—
1-4 Family Mortgages	4,606	837	5,443	98,727	104,170	131
Commercial Real Estate	2,211	4,471	6,682	145,064	151,746	724

Total Real Estate Loans	8,284	5,325	13,609	312,003	325,612	855

Business Loans:
Commercial and Industrial Loans	115	3	118	38,215	38,333	3
Farm Production and other Farm Loans	22	—	22	1,013	1,035	—

Total Business Loans	137	3	140	39,228	39,368	3

Consumer Loans:
Credit Cards	27	6	33	1,042	1,075	6
Other Consumer Loans	1,179	53	1,232	24,208	25,440	16

Total Consumer Loans	1,206	59	1,265	25,250	26,515	22

Total Loans	$9,627	$5,387	$15,014	$376,481	$391,495	$880

An age analysis of past due loans, segregated by class of loans, as of December 31, 2013 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$170	$—	$170	$27,054	$27,224	$—
Farmland	419	69	488	29,146	29,634	—
1-4 Family Mortgages	4,234	1,088	5,322	100,167	105,489	335
Commercial Real Estate	3,308	9,316	12,624	132,745	145,369	1,750

Total Real Estate Loans	8,131	10,473	18,604	289,112	307,716	2,085

Business Loans:
Commercial and Industrial Loans	248	23	271	55,542	55,813	—
Farm Production and other Farm Loans	5	—	5	1,303	1,308	—

Total Business Loans	253	23	276	56,845	57,121	—

Consumer Loans:
Credit Cards	39	10	49	1,038	1,087	10
Other Consumer Loans	1,105	41	1,146	25,598	26,744	—

Total Consumer Loans	1,144	51	1,195	26,636	27,831	10

Total Loans	$9,528	$10,547	$20,075	$372,593	$392,668	$2,095

Impaired Loans, Segregated by Class of Loans

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2014	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$92	$—	$92	$92	$92	$114
Farmland	798	104	694	798	108	575
1-4 Family Mortgages	2,554	1,685	869	2,554	143	2,210
Commercial Real Estate	9,444	895	8,549	9,444	1,642	9,169

Total Real Estate Loans	12,888	2,684	10,204	12,888	1,985	12,068

Business Loans:
Commercial and Industrial Loans	70	30	40	70	40	1,147
Farm Production and other Farm Loans	—	—	—	—	—	—

Total Business Loans	70	30	40	70	40	1,147

Consumer Loans:
Other Consumer Loans	121	121	—	121	—	120

Total Consumer Loans	121	121	—	121	—	120

Total Loans	$13,079	$2,835	$10,244	$13,079	$2,025	$13,335

2013	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$136	$25	$111	$136	$103	$278
Farmland	352	220	132	352	24	720
1-4 Family Mortgages	1,866	1,054	812	1,866	202	2,111
Commercial Real Estate	8,894	976	7,918	8,894	896	9,535

Total Real Estate Loans	11,248	2,275	8,973	11,248	1,225	12,644

Business Loans:
Commercial and Industrial Loans	2,224	118	2,106	2,224	1,072	1,195
Farm Production and other Farm Loans	—	—	—	—	—	2

Total Business Loans	2,224	118	2,106	2,224	1,072	1,197

Consumer Loans:
Other Consumer Loans	120	120	—	120	—	166

Total Consumer Loans	120	120	—	120	—	166

Total Loans	$13,592	$2,513	$11,079	$13,592	$2,297	$14,007

Troubled Debt Restructurings Segregated by Class

The following table presents troubled debt restructurings segregated by class (in thousands, except number of loans):

December 31, 2014	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	4	$6,850	$4,741

Total	4	$6,850	$4,741

December 31, 2013	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial real estate	5	$9,261	$7,119

Total	5	$9,261	$7,119

Changes in Troubled Debt Restructurings

Changes in the Company’s troubled debt restructurings are set forth in the table below:

	Number of Loans	Recorded Investment
Totals at January 1, 2014	5	$7,119
Additional loans with concessions
Reductions due to:
Charge-off	1	(2,028)
Principal paydowns		(350)

Total at December 31, 2014	4	$4,741

Detailed Amount of Gross Loans Segregated by Loan Grade and Class

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2014 (in thousands):

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$41,431	$424	$1,378	$—	$—	$43,233
Farmland	23,993	708	1,762	—	—	26,463
1-4 Family Mortgages	86,969	5,351	11,850	—	—	104,170
Commercial Real Estate	126,881	13,558	11,307	—	—	151,746

Total Real Estate Loans	279,274	20,041	26,297	—	—	325,612

Business Loans:
Commercial and Industrial Loans	37,890	232	211	—	—	38,333
Farm Production and other Farm Loans	1,035	—	—	—	—	1,035

Total Business Loans	38,925	232	211	—	—	39,368

Consumer Loans:
Credit Cards	1,069	—	6	—	—	1,075
Other Consumer Loans	24,889	177	358	16	—	25,440

Total Consumer Loans	25,958	177	364	16	—	26,515

Total Loans	$344,157	$20,450	$26,872	$16	$—	$391,495

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2013:

Grades	Satisfactory 1, 2, 3,4	Special Mention 5,6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$25,165	$192	$1,867	$—	$—	$27,224
Farmland	25,160	744	3,730	—	—	29,634
1-4 Family Mortgages	87,108	4,671	13,710	—	—	105,489
Commercial Real Estate	125,339	5,915	14,115	—	—	145,369

Total Real Estate Loans	262,772	11,522	33,422	—	—	307,716

Business Loans:
Commercial and Industrial Loans	52,871	426	416	2,100	—	55,813
Farm Production and other Farm Loans	1,298	8	2	—	—	1,308

Total Business Loans	54,169	434	418	2,100	—	57,121

Consumer Loans:
Credit Cards	1,077	—	10	—	—	1,087
Other Consumer Loans	25,942	193	564	42	3	26,744

Total Consumer Loans	27,019	193	574	42	3	27,831

Total Loans	$343,960	$12,149	$34,414	$2,142	$3	$392,668

Net Chargeoffs Segregated by Class of Loans

Net chargeoffs (recoveries), segregated by class of loans, were as follows:

	2014	2013	2012
Real Estate:
Land Development and Construction	$241,853	$(15,787)	$87,917
Farmland	52,731	14,915	(2,386)
1-4 Family Mortgages	22,205	152,756	220,591
Commercial Real Estate	42,582	513,841	854,847

Total Real Estate Loans	359,371	665,725	1,160,969

Business Loans:
Commercial and Industrial Loans	2,038,953	350,740	(936)
Farm Production and other Farm Loans	—	(1,700)	3,436

Total Business Loans	2,038,953	349,040	2,500

Consumer Loans:
Credit Cards	11,482	17,726	9,441
Other Consumer Loans	49,022	48,387	100,030

Total Consumer Loans	60,504	66,113	109,471

Total Net Chargeoffs	$2,458,828	$1,080,878	$1,272,940

Detailed Activity in Allowance for Possible Loan Losses by Portfolio Segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014, 2013 and 2012:

2014	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Provision for loan losses	855,511	145,359	(77,473)	923,397

Chargeoffs	560,298	2,050,939	121,093	2,732,330

Recoveries	200,927	11,986	60,589	273,502

Net Chargeoffs	359,371	2,038,953	60,504	2,458,828

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,984,671	$40,083	$—	$2,024,754

Loans collectively evaluated for impairment	3,217,480	833,732	466,360	4,517,572

Ending Balance	$5,202,151	$873,815	$466,360	$6,542,326

2013	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Provision for loan losses	742,177	1 ,561,751	(99,562)	2,204,366

Chargeoffs	763,914	375,498	135,302	1,274,714

Recoveries	98,189	26,458	69,189	193,836

Net Chargeoffs	665,725	349,040	66,113	1,080,878

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,224,874	$1,071,729	$—	$2,296,603

Loans collectively evaluated for impairment	3,481,137	1,695,680	604,337	5,781,154

Ending Balance	$4,706,011	$2,767,409	$604,337	$8,077,757

2012	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Provision for loan losses	1,614,053	(115,269)	47,013	1,545,797

Chargeoffs	1,218,879	55,390	229,926	1,504,195

Recoveries	57,910	52,890	120,455	231,255

Net Chargeoffs	1,160,969	2,500	109,471	1,272,940

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Period end allowance allocated to:
Loans individually evaluated for impairment	$1,038,521	$54,706	$—	$1,093,227

Loans collectively evaluated for impairment	3,591,038	1,499,992	770,012	5,861,042

Ending Balance	$4,629,559	$1,554,698	$770,012	$6,954,269

Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment

The Company’s recorded investment in loans as of December 31, 2013 and 2012 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2014	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$12,888	$70	$121	$13,079

Loans collectively evaluated for impairment	312,724	39,298	26,394	378,416

	$325,612	$39,368	$26,515	$391,495

2013	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$11,248	$2,224	$120	$13,592

Loans collectively evaluated for impairment	296,468	54,897	27,711	379,076

	$307,716	$57,121	$27,831	$392,668